Business Combination - The number of shares of TMC common shares issued immediately following the consummation of the Business Combination (Details)	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition [Line Items]
SOAC Class A shares outstanding prior to the Business Combination	30,000,000
Less: Redemption of SOAC Class A shares	(27,278,657)
SOAC Class A shares outstanding and converted to TMC common shares	2,721,343
Shares issued in the Private Investment in Public Equity ("PIPE")	11,030,000
Conversion of SOAC Class B shares to TMC common shares	6,759,000
Shares issued to SOAC and PIPE investors	20,510,343
Total TMC common shares outstanding at close of Business Combination	224,385,324
DeepGreen
Business Acquisition [Line Items]
Shares issued to the shareholders	203,874,981